10. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity
	Available for Grant	Options Outstanding	Weighted Average Exercise Price
Balance, December 31, 2011	6,100,000	600,000	$1.14
Granted	(1,400,000)	1,400,000	0.16
Cancelled	–	–	–
Balance, December 31, 2012	4,700,000	2,000,000	0.46
Granted	–	–	–
Forfeited	1,000,000	(1,000,000)	0.17
Balance, December 31, 2013	5,700,000	1,000,000	0.73
Granted	(3,770,000)	3,770,000	0.17
Forfeited	–	–	–
Balance, December 31, 2014	1,930,000	4,770,000	$0.29

Balance exercisable, December 31, 2014		3,670,000	$0.30

Outstanding and exercisable common stock options
Range of Exercise Prices	Number of Options Outstanding	Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number of Options Currently Exercisable
$0.07	200,000	7.53	$0.07	200,000
$0.13	25,000	5.92	$0.13	25,000
$0.14	2,870,000	9.18	$0.14	2,870,000
$0.20	25,000	5.92	$0.20	25,000
$0.25	1,100,000	9.84	$0.25	-
$0.40	25,000	5.92	$0.40	25,000
$0.60	25,000	5.92	$0.60	25,000
$0.61	200,000	2.22	$0.61	200,000
$0.74	100,000	3.56	$0.74	100,000
$2.29	200,000	1.56	$2.29	200,000
	4,770,000			3,670,000

Schedule of unvested option activity
	Number of Unvested Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Unvested at December 31, 2011	50,000	$0.13	$0.37
Granted	1,400,000	0.16	0.07
Vested	(25,000)	0.40	0.12

Unvested at December 31, 2012	1,425,000	0.17	0.07
Vested	(225,000)	0.13	0.07
Forfeited	(100,000)	0.14	0.07

Unvested at December 31, 2013	200,000	0.14	0.11
Granted	3,770,000	0.17	0.17
Vested	(2,870,000)	0.13	0.14

Unvested at December 31, 2014	1,100,000	$0.25	$0.23